UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Spectrum Conservative Allocation Fund

Investor Class (PRSIX)

This semi-annual shareholder report contains important information about Spectrum Conservative Allocation Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Conservative Allocation Fund - Investor Class	$21	0.40%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,015,686
Number of Portfolio Holdings	1,899

Portfolio Turnover Rate	22.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	34.2%
Bond Funds	24.8
Equity Funds	10.5
Private Investment Companies	7.4
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	5.9
Corporate Bonds	4.8
U.S. Government & Agency Mortgage-Backed Securities	4.7
Asset-Backed Securities	1.6
Short-Term and Other	6.1

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	7.4%
T. Rowe Price International Bond Fund (USD Hedged) - I Class	6.0
T. Rowe Price Dynamic Global Bond Fund - I Class	5.5
T. Rowe Price Emerging Markets Bond Fund - I Class	5.0
T. Rowe Price Multi-Strategy Total Return Fund - I Class	4.5
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.3
T. Rowe Price Institutional Emerging Markets Equity Fund	3.3
U.S. Treasury Notes	3.0
U.S. Treasury Bonds	2.9
T. Rowe Price Real Assets Fund - I Class	2.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F101-053 1/26

Spectrum Conservative Allocation Fund

Investor Class (PRSIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Spectrum Conservative Allocation Fund

I Class (PPIPX)

This semi-annual shareholder report contains important information about Spectrum Conservative Allocation Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Conservative Allocation Fund - I Class	$14	0.26%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,015,686
Number of Portfolio Holdings	1,899

Portfolio Turnover Rate	22.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	34.2%
Bond Funds	24.8
Equity Funds	10.5
Private Investment Companies	7.4
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	5.9
Corporate Bonds	4.8
U.S. Government & Agency Mortgage-Backed Securities	4.7
Asset-Backed Securities	1.6
Short-Term and Other	6.1

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	7.4%
T. Rowe Price International Bond Fund (USD Hedged) - I Class	6.0
T. Rowe Price Dynamic Global Bond Fund - I Class	5.5
T. Rowe Price Emerging Markets Bond Fund - I Class	5.0
T. Rowe Price Multi-Strategy Total Return Fund - I Class	4.5
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.3
T. Rowe Price Institutional Emerging Markets Equity Fund	3.3
U.S. Treasury Notes	3.0
U.S. Treasury Bonds	2.9
T. Rowe Price Real Assets Fund - I Class	2.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F211-053 1/26

Spectrum Conservative Allocation Fund

I Class (PPIPX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSIX Spectrum Conservative
Allocation Fund
PPIPX Spectrum Conservative
Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 20.16 $ 19.51 $ 18.08 $ 19.22 $ 22.49 $ 19.35
Investment
activities
Net investment
income
(1)(2)
0.32 0.61 0.56 0.44 0.31 0.29
Net realized and
unrealized gain/
loss 1.22 0.80 1.61 (0.56) (1.93) 3.65
Total from
investment
activities 1.54 1.41 2.17 (0.12) (1.62) 3.94
Distributions
Net investment
income (0.27) (0.72) (0.74) (0.42) (0.30) (0.28)
Net realized gain — (0.04) — (0.60) (1.35) (0.52)
Total distributions (0.27) (0.76) (0.74) (1.02) (1.65) (0.80)
NET ASSET
VALUE
End of period $ 21.43 $ 20.16 $ 19.51 $ 18.08 $ 19.22 $ 22.49

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
7.69% 7.35% 12.26% (0.43)% (7.85)% 20.70%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.62%
(4)
0.61% 0.60% 0.60% 0.56% 0.55%
Net expenses
after waivers/
payments by
Price Associates 0.40%
(4)
0.38% 0.38% 0.38% 0.36% 0.37%
Net investment
income 3.10%
(4)
3.05% 2.98% 2.40% 1.42% 1.38%
Portfolio turnover
rate 22.6% 45.3% 52.9% 66.2% 83.8% 62.2%
Net assets, end of
period (in millions) $978 $958 $1,018 $1,047 $1,256 $2,190
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 20.13 $ 19.48 $ 18.05 $ 19.20 $ 22.48 $ 19.35
Investment
activities
Net investment
income
(1)(2)
0.34 0.63 0.58 0.46 0.35 0.31
Net realized and
unrealized gain/
loss 1.22 0.80 1.61 (0.57) (1.94) 3.64
Total from
investment
activities 1.56 1.43 2.19 (0.11) (1.59) 3.95
Distributions
Net investment
income (0.28) (0.74) (0.76) (0.44) (0.34) (0.30)
Net realized gain — (0.04) — (0.60) (1.35) (0.52)
Total distributions (0.28) (0.78) (0.76) (1.04) (1.69) (0.82)
NET ASSET
VALUE
End of period $ 21.41 $ 20.13 $ 19.48 $ 18.05 $ 19.20 $ 22.48

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
7.80% 7.47% 12.43% (0.35)% (7.73)% 20.76%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.49%
(4)
0.49% 0.49% 0.48% 0.47% 0.46%
Net expenses
after waivers/
payments by
Price Associates 0.26%
(4)
0.26% 0.27% 0.26% 0.26% 0.28%
Net investment
income 3.24%
(4)
3.18% 3.11% 2.53% 1.67% 1.47%
Portfolio turnover
rate 22.6% 45.3% 52.9% 66.2% 83.8% 62.2%
Net assets, end of
period (in millions) $1,038 $966 $870 $992 $1,057 $443
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Spectrum Conservative Allocation Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.6%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 5.755%, 4/15/35 (1) 440,000 441
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 670,000 674
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 435,000 436
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.534%, 10/20/34 (1) 250,000 250
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 322,686 324
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 370,000 370
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  410,000 417
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 250,000 248
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 215,000 218
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 31,117 31
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 130,000 132
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 100,000 100
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.172%, 12/26/31 (1) 107,646 108
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.572%, 12/26/31 (1) 103,505 104
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 5.372%, 7/27/48 (1) 885,795 889

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Benefit Street Partners XXIII
Series 2021-23A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.408%, 4/25/34 (1) 250,000 250
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 54,885 54
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  260,000 258
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  65,000 66
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  235,000 238
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  150,000 150
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  150,000 150
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  115,000 116
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  135,000 137
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 205,000 207
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  315,000 322
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  70,000 70
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  775,000 775
Carvana Auto Receivables Trust
Series 2025-P4, Class B
4.59%, 1/12/32  55,000 55
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 287,323 289

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.204%, 1/18/38 (1) 425,000 425
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.555%, 1/15/40 (1) 250,000 251
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 109,078 109
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 765,000 750
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 110,000 111
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 265,000 267
Dell Equipment Finance Trust
Series 2025-2, Class A3
4.12%, 3/24/31 (1) 135,000 135
Dell Equipment Finance Trust
Series 2025-2, Class B
4.34%, 3/24/31 (1) 100,000 100
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 131,376 132
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 40,000 40
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 367,375 364
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  160,000 160
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 244,964 241
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.605%, 1/15/38 (1) 265,000 266
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 99,305 103

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 79,843 82
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.382%, 1/17/37 (1) 270,000 271
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 260,000 265
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 150,000 152
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 105,000 108
Enterprise Fleet Financing
Series 2025-3, Class A3
4.46%, 9/20/29 (1) 290,000 294
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  90,000 92
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  190,000 190
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A3
4.18%, 12/16/30  270,000 270
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  200,000 201
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 900,000 917
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 5.805%, 1/15/38 (1) 250,000 251
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 230,000 237
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 229,800 214
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 306,212 317

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 33,073 33
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 130,000 131
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 140,000 141
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 151,895 154
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 240,251 242
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 4.937%, 10/22/34 (1) 250,000 250
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.275%, 7/15/35 (1) 400,000 400
KKR
Series 34A, Class AR, CLO, FRN
3M TSFR + 1.10%, 5.005%, 7/15/34 (1) 320,000 320
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 5.614%, 1/20/37 (1) 325,000 326
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 135,000 134
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 585,000 594
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 301,237 305
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 72,017 74

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 55,213 57
Navient Private Education Loan Trust
Series 2018-BA, Class A2A
3.61%, 12/15/59 (1) 19,345 19
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 450,000 408
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.932%, 7/17/36 (1) 395,000 395
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.204%, 1/20/39 (1) 400,000 401
Nissan Auto Receivables Owner Trust
Series 2025-A, Class B
4.79%, 10/15/31  140,000 142
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.091%, 11/13/31 (1) 228,483 229
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.21%, 11/26/37 (1) 250,000 250
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 5.57%, 11/26/37 (1) 250,000 251
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 3,050 3
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 140,000 142
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 103
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 95,721 96
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 290,000 291
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 40,104 40

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 620,000 611
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.019%, 8/20/32 (1) 304,706 305
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 5.014%, 7/20/34 (1) 660,000 660
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.455%, 4/15/37 (1) 595,000 596
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 5.605%, 10/15/39 (1) 305,000 306
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 128,710 130
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 346,020 348
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  53,738 54
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  119,492 120
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  175,000 175
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  415,000 418
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 175,585 176
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 300,000 306
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 487,000 498
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 150,576 152

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 501,504 468
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 115,000 117
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 60,000 61
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 298,486 301
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 65,000 67
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 227,538 223
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.534%, 1/20/32 (1) 250,000 251
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 245,000 247
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 110,000 110
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.105%, 10/15/31 (1) 313,190 313
Symphony XXXI
Series 2022-31A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.357%, 1/22/38 (1) 375,000 374
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/15/31  385,000 392
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 154,511 155
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.084%, 1/20/32 (1) 42,460 42
Trinitas X
Series 2019-10A, Class AR, CLO, FRN
3M TSFR + 1.38%, 5.285%, 1/15/35 (1) 975,000 975

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trinitas X
Series 2019-10A, Class AR2, CLO, FRN
3M TSFR + 1.14%, 1/15/35 (1)(2) 975,000 975
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 58,694 59
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 88,885 91
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  250,000 250
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 5.054%, 4/20/38 (1) 805,000 804
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 415,000 416
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 100,000 100
Total Asset-Backed Securities (Cost $32,806) 32,973
BOND FUNDS  24.8%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.56% (3)
(4) 14,775,276 111,701
T. Rowe Price Emerging Markets Bond Fund - I Class,
5.70% (3)(4) 10,161,589 99,787
T. Rowe Price Inflation Protected Bond Fund - I Class,
4.71% (3)(4) 1,118,876 11,591
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.75% (3)(4) 3,968,491 37,304
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.34% (3)(4) 10,994,948 87,300
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.20% (3)(4) 14,123,240 121,177
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 4.11% (3)(4) 1,874,815 8,793
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.62% (3)(4) 2,985,131 21,911
Total Bond Funds (Cost $534,929) 499,564

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  34.2%
COMMUNICATION SERVICES  2.8%
Diversified Telecommunication Services  0.2%
BT Group (GBP)  487,512 1,169
GCI Liberty, Class C, Rights, 12/31/25 (5) 329 2
KT (KRW)  25,020 895
Telstra Group (AUD)  224,564 724
Uniti Group (5) 39,294 250
3,040
Entertainment  0.4%
Atlanta Braves Holdings, Class C (5) 6,096 243
Liberty Media Corp-Liberty Live, Class C (5) 15,473 1,225
Madison Square Garden Sports (5) 944 215
Netflix (5) 51,959 5,590
Nintendo (JPY)  5,300 449
Walt Disney  8,500 888
8,610
Interactive Media & Services  1.9%
Alphabet, Class A  19,351 6,196
Alphabet, Class C  64,145 20,534
Meta Platforms, Class A  16,093 10,428
Pinterest, Class A (5) 26,153 683
Reddit, Class A (5) 33 7
Tencent Holdings (HKD)  7,000 553
38,401
Wireless Telecommunication Services  0.3%
KDDI (JPY)  81,300 1,399
T-Mobile U.S.  20,646 4,315
5,714
Total Communication Services 55,765
CONSUMER DISCRETIONARY  3.6%
Automobile Components  0.1%
Autoliv, SDR (SEK)  8,548 1,022
Dowlais Group (GBP)  217,067 245
Patrick Industries  693 75
1,342
Automobiles  0.4%
Subaru (JPY)  31,700 708
Suzuki Motor (JPY)  59,500 931

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tesla (5) 10,458 4,499
Toyota Motor (JPY)  101,500 2,047
8,185
Broadline Retail  1.0%
Alibaba Group Holding (HKD)  26,336 518
Amazon.com (5) 68,653 16,011
Isetan Mitsukoshi Holdings (JPY)  64,100 1,000
Next (GBP)  6,966 1,303
Savers Value Village (5) 21,922 200
Sea, ADR (5) 11,166 1,552
20,584
Diversified Consumer Services  0.0%
Duolingo (5) 124 24
24
Hotels, Restaurants & Leisure  0.6%
Amadeus IT Group (EUR)  13,631 1,003
Black Rock Coffee Bar, Class A (5) 2,569 59
Booking Holdings  467 2,295
Cava Group (5) 117 6
Chipotle Mexican Grill (5) 18,684 645
Compass Group (GBP)  61,817 1,944
DoorDash, Class A (5) 6,977 1,384
Dutch Bros, Class A (5) 3,842 225
Life Time Group Holdings (5) 7,671 214
McDonald's  11,920 3,717
Planet Fitness, Class A (5) 6,740 755
Red Rock Resorts, Class A  1,029 60
Sportradar Group, Class A (5) 8,995 198
Wingstop  927 245
Wyndham Hotels & Resorts  2,802 205
12,955
Household Durables  0.3%
Installed Building Products  736 197
Panasonic Holdings (JPY)  66,200 828
Persimmon (GBP)  30,276 535
PulteGroup  8,287 1,054
Sony Group (JPY)  93,500 2,744
Toll Brothers  4,703 658
6,016
Specialty Retail  1.0%
AutoZone (5) 597 2,361

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Boot Barn Holdings (5) 668 129
Burlington Stores (5) 685 173
Carvana (5) 14,823 5,551
Floor & Decor Holdings, Class A (5) 3,425 218
Home Depot  5,433 1,939
Kingfisher (GBP)  231,515 938
Lowe's  11,480 2,784
O'Reilly Automotive (5) 11,050 1,124
Ross Stores  3,535 623
TJX  16,023 2,434
Ulta Beauty (5) 2,313 1,246
Urban Outfitters (5) 1,316 98
19,618
Textiles, Apparel & Luxury Goods  0.2%
Asics (JPY)  54,000 1,294
Birkenstock Holding (5) 8,290 359
Kering (EUR)  3,075 1,047
Kontoor Brands  1,223 91
Moncler (EUR)  14,202 960
Samsonite Group (HKD)  192,600 476
4,227
Total Consumer Discretionary 72,951
CONSUMER STAPLES  1.6%
Beverages  0.2%
Coca-Cola  18,944 1,385
Diageo (GBP)  31,024 713
Heineken (EUR)  11,842 966
3,064
Consumer Staples Distribution & Retail  0.4%
BJ's Wholesale Club Holdings (5) 2,197 196
Dollar Tree (5) 24,729 2,740
Grocery Outlet Holding (5) 34,270 381
PriceSmart  570 70
Seven & i Holdings (JPY)  65,200 897
Tsuruha Holdings (JPY) (6) 26,300 467
Walmart  30,676 3,390
8,141
Food Products  0.4%
Ajinomoto (JPY)  33,300 773
BRC, Class A (5) 26,358 34

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $73 (5)(7)(8) 3,960 —
Mondelez International, Class A  59,564 3,429
Nestle (CHF)  31,302 3,113
Post Holdings (5) 383 40
Simply Good Foods (5) 1,994 39
7,428
Household Products  0.3%
Colgate-Palmolive  19,975 1,606
Procter & Gamble  32,158 4,764
6,370
Personal Care Products  0.3%
L'Oreal (EUR)  2,852 1,244
Olaplex Holdings (5) 73,598 84
Puig Brands, Class B (EUR) (6) 25,410 431
Unilever (GBP)  64,471 3,879
5,638
Tobacco  0.0%
Philip Morris International  4,000 630
630
Total Consumer Staples 31,271
ENERGY  1.3%
Energy Equipment & Services  0.3%
Cactus, Class A  1,455 62
National Energy Services Reunited (5) 1,346 19
SLB  67,685 2,453
TechnipFMC  58,548 2,650
Weatherford International  5,143 385
5,569
Oil, Gas & Consumable Fuels  1.0%
Cenovus Energy (CAD)  22,367 399
Chevron  14,173 2,142
ConocoPhillips  42,378 3,758
Denison Mines (CAD) (5)(6) 2,022 5
Equinor (NOK)  53,226 1,224
Expand Energy  8,510 1,037
Exxon Mobil  9,590 1,112
Golar LNG  5,243 194
PBF Energy, Class A  3,673 127
Range Resources  52,387 2,069
Secure Waste Infrastructure (CAD) (6) 13,850 180

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Shell, ADR  30,531 2,252
TotalEnergies (EUR)  38,681 2,545
Uranium Energy (5) 384 5
Valero Energy  19,147 3,384
Viper Energy, Class A  5,302 194
20,627
Total Energy 26,196
FINANCIALS  6.0%
Banks  2.5%
ABN AMRO Bank, CVA (EUR)  17,079 579
ANZ Group Holdings (AUD)  55,670 1,263
Banc of California  21,572 398
Banco Bilbao Vizcaya Argentaria (EUR)  66,655 1,441
Banco Santander (EUR)  182,344 1,956
Bank of America  94,362 5,062
Barclays (GBP)  209,556 1,189
BAWAG Group (EUR)  2,970 398
Blue Foundry Bancorp (5) 5,109 58
Citigroup  13,453 1,394
Columbia Banking System  15,767 437
CRB Group, Acquisition Date: 4/14/22 - 8/26/25, Cost $29 (5)
(7)(8) 330 21
DBS Group Holdings (SGD)  36,263 1,519
Dime Community Bancshares  7,778 220
DNB Bank (NOK)  60,440 1,616
Dogwood State Bank (5) 280 6
East West Bancorp  4,983 532
Eastern Bankshares  23,289 439
Equity Bancshares, Class A  4,818 210
Erste Group Bank (EUR)  9,422 1,030
FB Financial  4,924 275
Fifth Third Bancorp  30,977 1,346
Five Star Bancorp  6,409 221
Flagstar Bank  17,052 209
HDFC Bank (INR)  93,311 1,054
Home BancShares  7,020 197
ING Groep (EUR)  55,840 1,448
Intesa Sanpaolo (EUR)  172,558 1,119
JPMorgan Chase  29,558 9,254
Kearny Financial  8,582 59
KeyCorp  38,561 709
Live Oak Bancshares  6,970 222
Lloyds Banking Group (GBP)  1,246,112 1,580

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mitsubishi UFJ Financial Group (JPY)  145,000 2,274
National Bank of Canada (CAD)  7,999 967
OceanFirst Financial  7,212 136
Pinnacle Financial Partners  3,033 278
Prosperity Bancshares  4,337 298
Renasant  6,460 229
Skandinaviska Enskilda Banken, Class A (SEK)  62,410 1,242
Societe Generale (EUR)  23,537 1,639
SOUTHSTATE BANK  4,838 433
Standard Chartered (GBP)  78,581 1,741
Sumitomo Mitsui Trust Group (JPY)  33,878 984
Texas Capital Bancshares (5) 4,631 418
UniCredit (EUR)  20,582 1,532
USCB Financial Holdings  4,354 77
Western Alliance Bancorp  4,063 331
50,040
Capital Markets  1.1%
Bridgepoint Group (GBP)  132,320 498
Brookfield (CAD)  23,217 1,096
Bullish (5) 320 14
Cboe Global Markets  2,026 523
Charles Schwab  46,606 4,322
CME Group  2,665 750
CVC Capital Partners (EUR)  32,999 545
Etoro Group, Class A (5) 3,919 164
Goldman Sachs Group  4,242 3,504
Hamilton Lane, Class A  2,402 298
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $90 (5)(7)(8) 6,420 90
Intercontinental Exchange  14,407 2,266
Julius Baer Group (CHF)  7,097 506
Macquarie Group (AUD)  7,104 918
Miami International Holdings (5) 6,874 314
Moody's  900 442
Morgan Stanley  11,057 1,876
PJT Partners, Class A  862 145
StepStone Group, Class A  1,589 100
Stifel Financial  51 6
StoneX Group (5) 2,975 270
TMX Group (CAD)  9,981 366
Tradeweb Markets, Class A  9,047 985
UBS Group (CHF)  31,327 1,209
21,207

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consumer Finance  0.2%
American Express  9,913 3,621
Capital One Financial  2,384 522
4,143
Financial Services  1.1%
Adyen (EUR) (5) 451 705
Apollo Global Management  3,141 414
Berkshire Hathaway, Class B (5) 10,283 5,284
Corebridge Financial  13,961 419
Edenred (EUR)  1,883 40
Klarna Group (5) 6,388 201
Marqeta, Class A (5) 60,260 289
Mastercard, Class A  5,977 3,291
ORIX (JPY)  24,200 661
PennyMac Financial Services  5,889 792
Rocket, Class A  17,988 359
Visa, Class A  26,153 8,747
21,202
Insurance  1.1%
Admiral Group (GBP)  18,467 775
AIA Group (HKD)  112,600 1,173
Allstate  13,720 2,922
Aviva (GBP)  114,589 989
AXA (EUR)  32,734 1,479
Baldwin Insurance Group (5) 5,489 156
Chubb  4,363 1,292
Definity Financial (CAD)  26,049 1,345
Generali (EUR)  14,550 577
Goosehead Insurance, Class A  3,993 286
Great-West Lifeco (CAD)  21,640 1,003
Hagerty, Class A (5) 8,728 117
Mandatum (EUR)  91,808 691
Marsh & McLennan  2,441 448
MetLife  4,922 377
Muenchener Rueckversicherungs-Gesellschaft (EUR)  2,395 1,509
Neptune Insurance Holdings, Class A (5) 9,926 231
Progressive  7,202 1,648
RLI  2,282 141
Root, Class A (5) 1,846 149
Sampo, Class A (EUR)  123,360 1,451
Storebrand (NOK)  8,654 135
Tokio Marine Holdings (JPY)  34,500 1,223

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Travelers  7,391 2,164
TWFG (5) 6,292 179
White Mountains Insurance Group  98 198
22,658
Mortgage Real Estate Investment Trusts  0.0%
Annaly Capital Management, REIT  42,066 959
959
Total Financials 120,209
HEALTH CARE  3.5%
Biotechnology  0.6%
Apogee Therapeutics (5) 2,026 146
Arcellx (5) 6,805 495
Argenx, ADR (5) 1,331 1,214
Ascendis Pharma, ADR (5) 41 9
Black Diamond Therapeutics (5) 19,716 75
Caris Life Sciences (5) 4,218 108
Caris Life Sciences, Acquisition Date: 8/14/20 - 5/11/21,
Cost $104 (5)(8) 7,044 180
Cytokinetics (5) 12,877 877
Denali Therapeutics (5) 14,807 288
Dyne Therapeutics (5) 11,719 257
Erasca (5) 26,517 84
Gilead Sciences  32,630 4,106
Immatics (5) 32,977 352
Immunocore Holdings, ADR (5) 16,222 641
Immunome (5) 36,518 673
Immunovant (5) 12,954 313
Ionis Pharmaceuticals (5) 1,301 108
Kymera Therapeutics (5) 1,794 122
MapLight Therapeutics (5) 3,594 49
Mineralys Therapeutics (5) 813 35
Nuvalent, Class A (5) 2,689 294
Praxis Precision Medicines (5) 848 166
Prime Medicine (5) 12,231 47
Regeneron Pharmaceuticals  1,200 936
Revolution Medicines (5) 2,719 211
Soleno Therapeutics (5) 2,309 116
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
11/7/25, Cost $— (5)(7)(8) 1,057 8
Vaxcyte (5) 2,658 132
Vertex Pharmaceuticals (5) 1,695 735

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xenon Pharmaceuticals (5) 1,552 69
12,846
Health Care Equipment & Supplies  0.6%
Abbott Laboratories  20,195 2,603
Alcon  9,161 727
EssilorLuxottica (EUR)  3,455 1,239
Hoya (JPY)  5,000 751
Intuitive Surgical (5) 3,933 2,256
iRadimed  391 36
Koninklijke Philips (EUR)  48,063 1,356
Masimo (5) 4,943 704
Neogen (5) 17,693 106
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $114 (5)(7)
(8) 30,352 9
Penumbra (5) 21 6
PROCEPT BioRobotics (5) 7,741 245
QuidelOrtho (5) 10,820 296
Siemens Healthineers (EUR)  24,681 1,228
Sonova Holding (CHF)  1,443 360
Stryker  1,773 658
Ypsomed Holding (CHF) (6) 311 128
12,708
Health Care Providers & Services  1.0%
Alignment Healthcare (5) 29,996 576
Billiontoone, Class A (5) 333 43
BrightSpring Health Services (5) 11,256 407
Cencora  11,396 4,204
Cigna Group  2,889 801
Elevance Health  7,973 2,697
Encompass Health  7,466 868
GeneDx Holdings (5) 1,415 236
HealthEquity (5) 36 4
Molina Healthcare (5) 1,187 176
Oscar Health, Class A (5) 12,964 233
Quest Diagnostics  11,675 2,209
RadNet (5) 2,560 212
Tenet Healthcare (5) 10,378 2,251
UnitedHealth Group  14,120 4,656
19,573
Health Care Technology  0.0%
Doximity, Class A (5) 50 3
3

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services  0.3%
Avantor (5) 524 6
BioLife Solutions (5) 15,729 417
Bio-Rad Laboratories, Class A (5) 189 61
Bio-Techne  3,186 206
Danaher  5,960 1,352
Maravai LifeSciences Holdings, Class A (5) 16,077 58
Mettler-Toledo International (5) 903 1,333
Personalis (5) 6,602 71
Repligen (5) 2,048 350
Revvity  15,551 1,624
Sotera Health (5) 16,358 286
Stevanato Group  8,831 206
Thermo Fisher Scientific  1,516 896
6,866
Pharmaceuticals  1.0%
Amylyx Pharmaceuticals (5) 4,063 61
AstraZeneca, ADR  51,154 4,743
Atai Beckley (5) 10,302 40
Axsome Therapeutics (5) 51 8
Chugai Pharmaceutical (JPY) (6) 27,100 1,451
Corcept Therapeutics (5) 2,556 203
Elanco Animal Health (5) 33,525 780
Eli Lilly  4,486 4,824
Johnson & Johnson  3,600 745
Merck  800 84
Novartis (CHF)  17,555 2,290
Novo Nordisk, Class B (DKK) (6) 30,848 1,528
Roche Holding (CHF)  7,375 2,825
Sanofi (EUR)  14,094 1,406
20,988
Total Health Care 72,984
INDUSTRIALS & BUSINESS SERVICES  4.4%
Aerospace & Defense  0.7%
Beta Technologies, Class A (5) 4,141 113
General Electric  19,785 5,905
Karman Holdings (5) 3,441 231
Kratos Defense & Security Solutions (5) 2,299 175
Leonardo DRS  1,376 47
Loar Holdings (5) 7,039 482
Melrose Industries (GBP)  140,426 1,108
Mercury Systems (5) 3,232 226

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Northrop Grumman  1,123 642
Rheinmetall (EUR)  619 1,059
Rolls-Royce Holdings (GBP)  100,935 1,424
Safran (EUR)  5,324 1,790
TransDigm Group  286 389
VSE  6,373 1,148
14,739
Building Products  0.1%
Advanced Drainage Systems  509 78
AZZ  4,073 429
CSW Industrials  930 253
Kingspan Group (EUR)  5,254 451
Owens Corning  4,781 541
Simpson Manufacturing  494 83
1,835
Commercial Services & Supplies  0.3%
Casella Waste Systems, Class A (5) 3,718 358
Cintas  1,648 307
Element Fleet Management (CAD)  47,965 1,278
MSA Safety  1,267 204
Pitney Bowes  3,833 38
Republic Services  13,301 2,887
Veralto  896 91
5,163
Construction & Engineering  0.2%
API Group (5) 19,652 777
Arcosa  3,060 326
MYR Group (5) 594 133
Shimizu (JPY)  42,300 751
Vinci (EUR)  7,501 1,064
WillScot Holdings  8,841 175
3,226
Electrical Equipment  0.6%
ABB (CHF)  28,323 2,038
AMETEK  14,506 2,871
GE Vernova  1,564 938
Legrand (EUR)  7,092 1,076
Mitsubishi Electric (JPY)  76,500 2,068
Prysmian (EUR)  22,023 2,210
11,201

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation  0.3%
CSX  61,253 2,166
Norfolk Southern  4,723 1,380
Old Dominion Freight Line  17,547 2,374
Saia (5) 1,138 320
6,240
Industrial Conglomerates  0.4%
DCC (GBP) (6) 7,729 511
Hitachi (JPY)  59,400 1,892
Siemens (EUR)  17,891 4,745
SK Square (KRW) (5) 4,583 936
8,084
Machinery  1.2%
Alliance Laundry Holdings (5) 3,751 89
Atmus Filtration Technologies  5,391 273
Caterpillar  6,057 3,487
CECO Environmental (5) 2,405 125
Crane  952 174
Deere  11,723 5,445
Enpro  1,381 308
Esab  7,718 866
ESCO Technologies  887 189
Federal Signal  1,688 192
Graco  2,449 202
ITT  41 8
Kadant  246 68
KION Group (EUR)  12,553 941
Middleby (5) 1,731 205
PACCAR  300 32
Parker-Hannifin  4,839 4,170
Pentair  18,311 1,927
RBC Bearings (5) 1,702 757
Sandvik (SEK)  45,758 1,384
Spirax Group (GBP)  2,162 192
SPX Technologies (5) 1,044 224
Standex International  529 130
Weir Group (GBP)  3,204 118
Westinghouse Air Brake Technologies  16,968 3,539
25,045
Passenger Airlines  0.1%
Ryanair Holdings, ADR  14,995 1,022
1,022

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Professional Services  0.2%
Booz Allen Hamilton Holding  11,428 954
Broadridge Financial Solutions  4,699 1,072
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $36 (5)(7)(8) 4,755 42
Equifax  5,830 1,238
Parsons (5) 5,674 480
Recruit Holdings (JPY)  17,800 910
Teleperformance (EUR)  3,725 257
4,953
Trading Companies & Distributors  0.3%
AerCap Holdings  7,979 1,069
Ashtead Group (GBP)  5,000 320
Bunzl (GBP)  25,395 728
Diploma (GBP)  2,692 195
FTAI Aviation  1,170 203
Mitsubishi (JPY)  34,700 822
QXO (5) 21,607 405
Rush Enterprises, Class A  2,945 153
SiteOne Landscape Supply (5) 3,427 460
Sumitomo (JPY)  49,800 1,564
W.W. Grainger  986 935
6,854
Total Industrials & Business Services 88,362
INFORMATION TECHNOLOGY  8.5%
Communications Equipment  0.3%
Arista Networks (5) 24,496 3,201
Cisco Systems  13,329 1,026
Telefonaktiebolaget LM Ericsson, Class B (SEK)  110,702 1,068
Viavi Solutions (5) 4,565 82
5,377
Electronic Equipment, Instruments & Components  0.5%
Advanced Energy Industries  831 176
Bel Fuse, Class B  1,169 180
Fabrinet (5) 76 35
Hamamatsu Photonics (JPY)  12,000 122
Keysight Technologies (5) 26,736 5,292
Littelfuse  818 209
Mirion Technologies (5) 37,696 981
Novanta (5) 810 92
TE Connectivity  13,872 3,137

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Teledyne Technologies (5) 411 205
10,429
IT Services  0.3%
Applied Digital (5) 7,788 211
Indra Sistemas (EUR) (6) 10,965 586
International Business Machines  3,221 994
NEC (JPY)  38,400 1,451
Nomura Research Institute (JPY)  18,100 723
Shopify, Class A (5) 9,087 1,442
5,407
Semiconductors & Semiconductor Equipment  3.8%
Analog Devices  12,958 3,438
ASML Holding (EUR)  3,747 3,963
ASML Holding  1,169 1,239
BE Semiconductor Industries (EUR)  4,054 614
Broadcom  40,027 16,129
Entegris  5,220 403
Impinj (5) 591 102
Infineon Technologies (EUR)  5,505 232
Intel (5) 30,292 1,229
KLA  2,439 2,867
Lam Research  6,300 983
Lattice Semiconductor (5) 14,312 1,005
MACOM Technology Solutions Holdings (5) 3,677 643
Monolithic Power Systems  803 745
NVIDIA  191,020 33,811
NXP Semiconductors  2,003 390
Onto Innovation (5) 900 129
Rambus (5) 2,334 223
Renesas Electronics (JPY)  60,700 716
Semtech (5) 4,263 316
SiTime (5) 457 136
Taiwan Semiconductor Manufacturing (TWD)  70,719 3,261
Taiwan Semiconductor Manufacturing, ADR  3,020 880
Texas Instruments  17,220 2,898
Tokyo Electron (JPY)  5,800 1,186
77,538
Software  2.3%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $543 (5)(7)(8) 1,263 610
Aurora Innovation (5) 25,713 108

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $283 (5)(7)(8) 166 273
CCC Intelligent Solutions Holdings (5) 24,380 182
Cellebrite DI (5) 28,067 473
Cipher Mining (5) 5,846 119
Clearwater Analytics Holdings, Class A (5) 5,268 116
Confluent, Class A (5) 3,685 82
Crowdstrike Holdings, Class A (5) 1,172 597
Datadog, Class A (5) 1,608 257
Descartes Systems Group (5) 2,638 217
Gusto, Acquisition Date: 10/4/21, Cost $90 (5)(7)(8) 3,136 76
I3 Verticals, Class A (5) 6,738 160
InterDigital  1,968 704
JFrog (5) 4,237 258
Microsoft  64,261 31,617
nCino (5) 7,451 184
Netskope, Class A (5) 995 18
Onestream (5) 8,601 179
Oracle  7,594 1,534
Palantir Technologies, Class A (5) 2,344 395
PAR Technology (5) 15,170 524
PTC (5) 5,404 948
Riot Platforms (5) 363 6
Roper Technologies  1,191 531
Salesforce  2,700 623
SAP (EUR)  10,593 2,557
ServiceNow (5) 2,764 2,246
Synopsys (5) 1,556 650
Varonis Systems (5) 2,391 79
Workiva (5) 1,058 98
46,421
Technology Hardware, Storage & Peripherals  1.3%
Apple  92,608 25,824
CompoSecure, Class A (5) 175 3
IonQ (5) 84 4
Samsung Electronics (KRW)  18,762 1,289
27,120
Total Information Technology 172,292
MATERIALS  1.0%
Chemicals  0.4%
Air Liquide (EUR)  7,867 1,508
Ecolab  2,759 759

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Element Solutions  20,612 535
Linde  8,830 3,623
PPG Industries  6,469 647
Sherwin-Williams  1,473 506
Shin-Etsu Chemical (JPY)  33,800 1,012
8,590
Construction Materials  0.1%
Holcim (CHF)  9,072 851
Knife River (5) 2,483 186
United States Lime & Minerals  1,042 126
1,163
Containers & Packaging  0.3%
AptarGroup  1,659 207
Ball  40,776 2,019
International Paper  86,882 3,430
Packaging Corp. of America  5,718 1,167
6,823
Metals & Mining  0.2%
Antofagasta (GBP)  34,608 1,266
BHP Group (AUD)  21,477 588
BHP Group (GBP)  19,837 543
Capstone Copper (CAD) (5) 25,374 225
Franco-Nevada  1,374 288
Grupo Mexico, Series B (MXN)  42,426 371
OR Royalties  18,029 629
Royal Gold  1,129 230
Warrior Met Coal  2,696 211
4,351
Paper & Forest Products  0.0%
Louisiana-Pacific  2,102 172
Stora Enso, Class R (EUR)  61,347 722
894
Total Materials 21,821
REAL ESTATE  0.7%
Health Care Real Estate Investment Trusts  0.2%
CareTrust REIT, REIT  5,664 213
Welltower, REIT  15,456 3,218
3,431
Industrial Real Estate Investment Trusts  0.0%
EastGroup Properties, REIT  937 170

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Segro (GBP)  47,640 450
Terreno Realty, REIT  5,458 343
963
Real Estate Management & Development  0.1%
Colliers International Group  2,119 305
FirstService  1,361 214
Mitsubishi Estate (JPY)  22,000 519
Mitsui Fudosan (JPY)  99,300 1,166
2,204
Residential Real Estate Investment Trusts  0.2%
Equity LifeStyle Properties, REIT  24,903 1,566
Essex Property Trust, REIT  3,863 1,018
Flagship Communities REIT (6) 9,850 176
Independence Realty Trust, REIT  16,826 289
3,049
Retail Real Estate Investment Trusts  0.1%
Curbline Properties, REIT  23,252 557
Macerich, REIT  5,597 97
Scentre Group (AUD)  408,474 1,092
1,746
Specialized Real Estate Investment Trusts  0.1%
CubeSmart, REIT  6,045 225
Public Storage, REIT  2,438 669
VICI Properties, REIT  23,795 686
1,580
Total Real Estate 12,973
UTILITIES  0.8%
Electric Utilities  0.4%
Constellation Energy  2,381 867
Hawaiian Electric Industries (5) 16,467 194
IDACORP  3,127 412
OGE Energy  11,394 522
Southern  31,842 2,901
TXNM Energy  110 6
Xcel Energy  29,286 2,405
7,307
Gas Utilities  0.1%
Atmos Energy  11,608 2,047
Chesapeake Utilities  3,989 555
2,602

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity
Producers  0.0%
Orsted (DKK) (5) 8,155 174
174
Multi-Utilities  0.3%
Ameren  15,556 1,655
Engie (EUR)  59,023 1,502
National Grid (GBP)  122,111 1,855
5,012
Water Utilities  0.0%
California Water Service Group  5,219 237
Middlesex Water  2,647 136
373
Total Utilities 15,468
Total Miscellaneous Common Stocks  0.0% (9) 640
Total Common Stocks (Cost $360,947) 690,932
CONVERTIBLE PREFERRED STOCKS  0.2%
CONSUMER DISCRETIONARY  0.0%
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $85 (5)(7)(8) 14,624 15
Total Consumer Discretionary 15
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $27 (5)(7)(8) 1,449 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $73 (5)
(7)(8) 699 46
Total Financials 46
HEALTH CARE  0.1%
Biotechnology  0.0%
Kardigan, Series B, Acquisition Date: 9/4/25, Cost $62 (5)(7)(8) 2,877 62
Mirador Therapeutics, Series B, Acquisition Date: 7/31/25,
Cost $60 (5)(7)(8) 18,310 60

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Treeline Biosciences, Series A-2, Acquisition Date: 11/7/25,
Cost $61 (5)(7)(8) 7,046 51
173
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $45 (5)(7)
(8) 44,249 37
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $36 (5)(7)
(8) 74,238 48
Kardium, Series D-8, Acquisition Date: 6/6/25, Cost $33 (5)(7)
(8) 51,014 33
118
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $84 (5)(7)(8) 34,928 47
47
Life Sciences Tools & Services  0.1%
Bruker, 6.38%, 9/1/28  680 254
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $41 (5)(7)(8) 3,497 53
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $46 (5)(7)(8) 4,418 13
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $61 (5)(7)(8) 4,451 72
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $92 (5)(7)(8) 2,075 33
425
Total Health Care 763
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $47 (5)(7)(8) 1,182 —
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $93 (5)(7)(8) 16,618 60
Epirus, Series D, Acquisition Date: 1/21/25, Cost $8 (5)(7)(8) 3,037 11
71
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $44 (5)(7)(8) 3,599 12
Flexe, Series D, Acquisition Date: 4/7/22, Cost $24 (5)(7)(8) 1,206 4
16
Electrical Equipment  0.0%
CelLink, Series D, Acquisition Date: 1/20/22, Cost $46 (5)(7)(8) 2,189 1
1

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $32 (5)(7)(8) 6,984 62
Checkr, Series D, Acquisition Date: 9/6/19, Cost $99 (5)(7)(8) 9,798 87
149
Total Industrials & Business Services 237
INFORMATION TECHNOLOGY  0.1%
Electronic Equipment, Instruments & Components  0.0%
Novanta, 6.50%, 11/1/28  3,940 207
207
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $36 (5)(7)(8) 2,473 4
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $15 (5)(7)
(8) 777 1
5
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $65 (5)
(7)(8) 815 70
70
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (5)(7)(8) 10 17
Databricks, Series G, Acquisition Date: 2/1/21, Cost $93 (5)(7)
(8) 1,581 285
Databricks, Series H, Acquisition Date: 8/31/21, Cost $261 (5)
(7)(8) 3,552 641
Databricks, Series I, Acquisition Date: 9/14/23, Cost $30 (5)(7)
(8) 401 72
Gusto, Series E, Acquisition Date: 7/13/21, Cost $132 (5)(7)(8) 4,351 106
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $102 (5)(7)(8) 7,799 118
Nuro, Series D, Acquisition Date: 10/29/21, Cost $44 (5)(7)(8) 2,102 32
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $43 (5)(7)(8) 8,514 29
1,300
Total Information Technology 1,582
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $56 (5)(7)(8) 1,182 56

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $79 (5)(7)(8) 1,910 35
91
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $48 (5)(7)(8) 1,739 196
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $64 (5)(7)(8) 758 85
281
Total Materials 372
Total Convertible Preferred Stocks (Cost $2,651) 3,015
CORPORATE BONDS  4.8%
3M, 5.15%, 3/15/35  405,000 418
AbbVie, 5.40%, 3/15/54  355,000 353
AEP Transmission, 5.375%, 6/15/35  70,000 73
AES, 5.80%, 3/15/32  595,000 610
AES Andes, 6.25%, 3/14/32 (1) 230,000 240
AGCO, 5.80%, 3/21/34  95,000 99
Alexandria Real Estate Equities, 2.00%, 5/18/32  74,000 62
Alexandria Real Estate Equities, 5.25%, 5/15/36  65,000 65
Alexandria Real Estate Equities, 5.50%, 10/1/35  120,000 122
Alphabet, 4.375%, 11/15/32  405,000 409
Alphabet, 4.70%, 11/15/35  445,000 451
Amazon.com, 5.45%, 11/20/55  590,000 594
American Express, VR, 4.918%, 7/20/33 (10) 170,000 174
American Express, VR, 5.016%, 4/25/31 (10) 420,000 433
American Express, VR, 5.667%, 4/25/36 (10) 160,000 170
American Homes 4 Rent, 5.25%, 3/15/35  100,000 102
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  279,000 320
American Tower, 4.90%, 3/15/30  60,000 61
Amrize Finance U.S., 4.70%, 4/7/28 (1) 145,000 146
Amrize Finance U.S., 4.95%, 4/7/30 (1) 170,000 174
Antofagasta, 5.625%, 9/9/35  200,000 205
APA Infrastructure, 0.75%, 3/15/29 (EUR)  200,000 217
APA Infrastructure, 5.125%, 9/16/34 (1) 75,000 76
APA Infrastructure, 5.75%, 9/16/44 (1) 100,000 101
Appalachian Power, 5.65%, 4/1/34  109,000 114
Aptiv Swiss Holdings, 3.10%, 12/1/51  595,000 389
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 100,000 101
Arthur J Gallagher, 4.85%, 12/15/29  80,000 82
Arthur J Gallagher, 5.00%, 2/15/32  25,000 25
Aspen Insurance Holdings, 5.75%, 7/1/30  175,000 183

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AT&T, 3.50%, 9/15/53  555,000 381
AT&T, 4.55%, 11/1/32  230,000 230
Athene Global Funding, 5.526%, 7/11/31 (1) 410,000 421
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 250,000 251
Atlassian, 5.25%, 5/15/29  115,000 118
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  265,000 294
BAE Systems, 5.30%, 3/26/34 (1) 250,000 261
Banco Santander, 5.127%, 11/6/35  200,000 201
Bank of America, VR, 1.898%, 7/23/31 (10) 2,235,000 2,015
Bank of America, VR, 5.464%, 5/9/36 (10) 400,000 420
Bank of America, VR, 5.468%, 1/23/35 (10) 239,000 252
Bank of America, VR, 5.819%, 9/15/29 (10) 616,000 643
Barclays, VR, 5.086%, 2/25/29 (10) 200,000 204
Barclays, VR, 5.367%, 2/25/31 (10) 230,000 238
Barclays, VR, 5.785%, 2/25/36 (10) 200,000 211
BAT Capital, 5.35%, 8/15/32  415,000 431
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 425,000 453
Beignet Investor, 6.581%, 5/30/49 (1) 360,000 387
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  150,000 153
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  200,000 222
Boeing, 3.75%, 2/1/50  215,000 160
Boeing, 5.705%, 5/1/40  200,000 206
Boeing, 6.388%, 5/1/31  195,000 212
Boeing, 6.528%, 5/1/34  151,000 168
Boeing, 6.858%, 5/1/54  729,000 830
Bon Secours Mercy Health, 3.464%, 6/1/30  135,000 132
Booz Allen Hamilton, 5.95%, 8/4/33  232,000 244
Booz Allen Hamilton, 5.95%, 4/15/35  255,000 265
Boston Gas, 6.119%, 7/20/53 (1) 145,000 148
Brixmor Operating Partnership, 4.85%, 2/15/33  55,000 55
Brixmor Operating Partnership, 5.20%, 4/1/32  85,000 87
Broadcom, 4.35%, 2/15/30  500,000 504
Broadcom, 4.55%, 2/15/32  190,000 192
Broadcom, 4.80%, 2/15/36  370,000 371
Broadcom, 5.15%, 11/15/31  300,000 313
Burlington Northern Santa Fe, 5.50%, 3/15/55  330,000 331
Cadence Design Systems, 4.70%, 9/10/34  279,000 280
CaixaBank, VR, 4.885%, 7/3/31 (1)(10) 285,000 290
CaixaBank, VR, 5.581%, 7/3/36 (1)(10) 250,000 259
CaixaBank, VR, 6.037%, 6/15/35 (1)(10) 455,000 487
Capital One Financial, VR, 7.624%, 10/30/31 (10) 75,000 85
Carvana, 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK until
8/15/25 then 9.00% Cash to maturity) (1)(11) 151,160 158

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (1)(11) 207,203 233
CBRE Services, 4.80%, 6/15/30  110,000 112
CBRE Services, 4.90%, 1/15/33  85,000 86
Celanese U.S. Holdings, 6.83%, 7/15/29  66,000 68
Celanese U.S. Holdings, 6.879%, 7/15/32  340,000 346
Cellnex Finance, 2.00%, 2/15/33 (EUR)  200,000 208
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  500,000 542
Celulosa Arauco y Constitucion, 6.18%, 5/5/32 (1) 200,000 206
Centene, 4.25%, 12/15/27  85,000 84
Centene, 4.625%, 12/15/29  399,000 383
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (10) 700,000 850
CFE Fibra, 5.875%, 9/23/40 (1) 200,000 200
Charter Communications Operating, 3.90%, 6/1/52  297,000 194
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 202
Cigna Group, 4.50%, 9/15/30  110,000 111
Cigna Group, 6.00%, 1/15/56  150,000 156
Citigroup, VR, 4.952%, 5/7/31 (10) 565,000 579
Citigroup, VR, 5.174%, 9/11/36 (10) 130,000 133
Citigroup, VR, 5.333%, 3/27/36 (10) 220,000 226
CNO Global Funding, 4.95%, 9/9/29 (1) 90,000 92
Cofinimmo, 0.875%, 12/2/30 (EUR)  200,000 206
Colbun, 5.375%, 9/11/35 (1) 200,000 202
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 420,000 435
Comcast, 3.25%, 11/1/39  360,000 285
CommonSpirit Health, 2.782%, 10/1/30  32,000 30
Constellation Energy Generation, 5.75%, 3/15/54  145,000 145
Corebridge Global Funding, 4.90%, 8/21/32 (1) 85,000 86
Corebridge Global Funding, 5.20%, 1/12/29 (1) 80,000 82
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 200,000 202
Coterra Energy, 5.60%, 3/15/34  94,000 97
Credit Agricole, VR, 4.818%, 9/25/33 (1)(10) 650,000 650
Credit Agricole, VR, 5.222%, 5/27/31 (1)(10) 250,000 257
Crown Castle, 5.80%, 3/1/34  210,000 221
CVS Health, 5.00%, 9/15/32  145,000 148
CVS Health, 5.05%, 3/25/48  729,000 654
CVS Health, 5.625%, 2/21/53  440,000 420
Danske Bank, VR, 5.705%, 3/1/30 (1)(10) 310,000 323
Deere, 5.45%, 1/16/35  390,000 415
Diamondback Energy, 5.40%, 4/18/34  590,000 604
Diamondback Energy, 5.75%, 4/18/54  612,000 588
DTE Energy, 5.10%, 3/1/29  585,000 600
Eagle Materials, 5.00%, 3/15/36  270,000 267

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Element Fleet Management, 5.037%, 3/25/30 (1) 160,000 164
Elevance Health, 4.75%, 2/15/30  160,000 163
Elevance Health, 4.95%, 11/1/31  215,000 220
Elevance Health, 5.125%, 2/15/53  220,000 201
Eli Lilly, 5.55%, 10/15/55  140,000 144
EMD Finance, 4.625%, 10/15/32 (1) 580,000 584
Enel Finance International, 4.125%, 9/30/28 (1) 200,000 200
Enel Finance International, 5.00%, 9/30/35 (1) 200,000 199
Engie, 5.625%, 4/10/34 (1) 200,000 210
Eni, 5.75%, 5/19/35 (1) 200,000 209
EOG Resources, 5.00%, 7/15/32  155,000 159
EOG Resources, 5.35%, 1/15/36  260,000 270
Equitable America Global Funding, 3.95%, 9/15/27 (1) 25,000 25
Equitable America Global Funding, 4.70%, 9/15/32 (1) 65,000 65
Equitable America Global Funding, 4.95%, 6/9/30 (1) 235,000 240
Expand Energy, 5.375%, 2/1/29  268,000 268
Extra Space Storage, 4.95%, 1/15/33  100,000 101
Extra Space Storage, 5.40%, 6/15/35  280,000 287
Ferguson Enterprises, 4.35%, 3/15/31  130,000 130
Ferguson Enterprises, 5.00%, 10/3/34  55,000 56
Ferrari, 3.625%, 5/21/30 (EUR)  165,000 196
First American Financial, 2.40%, 8/15/31  475,000 416
FirstEnergy, 2.65%, 3/1/30  348,000 323
FirstEnergy, Series B, 2.25%, 9/1/30  65,000 59
FirstEnergy Transmission, 5.00%, 1/15/35  130,000 130
Fiserv, 4.55%, 2/15/31  600,000 593
Five Corners Funding Trust II, 2.85%, 5/15/30 (1) 200,000 188
Flutter Treasury, 5.875%, 6/4/31 (1) 200,000 202
Ford Motor Credit, 5.73%, 9/5/30  200,000 203
Ford Motor Credit, 6.798%, 11/7/28  200,000 209
Ford Motor Credit, 7.35%, 3/6/30  500,000 536
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 200,000 207
Foundry JV Holdco, 6.10%, 1/25/36 (1) 200,000 212
Foundry JV Holdco, 6.20%, 1/25/37 (1) 200,000 213
Foundry JV Holdco, 6.25%, 1/25/35 (1) 200,000 215
Foundry JV Holdco, 6.40%, 1/25/38 (1) 200,000 215
Freeport-McMoRan, 4.25%, 3/1/30  95,000 95
Freeport-McMoRan, 4.375%, 8/1/28  169,000 169
Freeport-McMoRan, 4.625%, 8/1/30  66,000 66
Freeport-McMoRan, 5.00%, 9/1/27  40,000 40
Freeport-McMoRan, 5.45%, 3/15/43  170,000 166
GA Global Funding Trust, 5.40%, 1/13/30 (1) 230,000 236
GA Global Funding Trust, 5.50%, 4/1/32 (1) 250,000 255

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
General Electric, 4.30%, 7/29/30  215,000 217
General Electric, 4.90%, 1/29/36  170,000 174
General Motors Financial, 4.20%, 10/27/28  165,000 165
General Motors Financial, 5.55%, 7/15/29  290,000 300
General Motors Financial, 6.40%, 1/9/33  106,000 114
GLP Capital, 5.25%, 2/15/33  250,000 250
Goldman Sachs Group, VR, 3.615%, 3/15/28 (10) 515,000 512
Goldman Sachs Group, VR, 4.482%, 8/23/28 (10) 760,000 764
Goldman Sachs Group, VR, 4.692%, 10/23/30 (10) 395,000 401
Goldman Sachs Group, VR, 5.016%, 10/23/35 (10) 430,000 435
Golub Capital Private Credit Fund, 5.875%, 5/1/30  314,000 317
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  693,000 708
Harbour Energy, 6.327%, 4/1/35 (1) 280,000 287
HCA, 2.375%, 7/15/31  185,000 165
HCA, 4.60%, 11/15/32  465,000 464
HCA, 5.25%, 3/1/30  160,000 166
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 155,000 159
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 200,000 206
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 405,000 395
Healthcare Realty Holdings, 2.05%, 3/15/31  190,000 163
Healthcare Realty Holdings, 3.625%, 1/15/28  575,000 566
Heathrow Funding, 1.875%, 3/14/34 (EUR)  100,000 101
Heathrow Funding, 3.875%, 1/16/36 (EUR)  105,000 120
HSBC Holdings, VR, 4.619%, 11/6/31 (10) 210,000 211
Hyundai Capital America, 4.55%, 9/26/29 (1) 255,000 256
Hyundai Capital America, 4.75%, 9/26/31 (1) 170,000 171
Hyundai Capital America, 5.35%, 3/19/29 (1) 130,000 134
Hyundai Capital America, 5.40%, 1/8/31 (1) 80,000 83
Hyundai Capital America, 6.50%, 1/16/29 (1) 170,000 180
Icon Investments Six, 5.849%, 5/8/29  200,000 209
Icon Investments Six, 6.00%, 5/8/34  200,000 211
IMCD, 3.625%, 4/30/30 (EUR)  180,000 210
Imperial Brands Finance, 4.50%, 6/30/28 (1) 200,000 202
Imperial Brands Finance, 5.625%, 7/1/35 (1) 275,000 284
Imperial Brands Finance, 6.375%, 7/1/55 (1) 210,000 217
Infrastrutture Wireless Italiane, 3.75%, 4/1/30 (EUR)  160,000 188
Interpublic Group, 4.65%, 10/1/28  195,000 194
Invitation Homes Operating Partnership, 2.00%, 8/15/31  85,000 74
Invitation Homes Operating Partnership, 5.45%, 8/15/30  111,000 116
IPALCO Enterprises, 5.75%, 4/1/34  210,000 214
Jackson Financial, 5.17%, 6/8/27  415,000 419

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 230,000 239
Jersey Central Power & Light, 5.15%, 1/15/36 (1) 230,000 234
JPMorgan Chase, VR, 2.522%, 4/22/31 (10) 1,370,000 1,279
JPMorgan Chase, VR, 2.739%, 10/15/30 (10) 250,000 238
JPMorgan Chase, VR, 2.956%, 5/13/31 (10) 805,000 760
JPMorgan Chase, VR, 4.603%, 10/22/30 (10) 395,000 402
JPMorgan Chase, VR, 4.81%, 10/22/36 (10) 250,000 250
JPMorgan Chase, VR, 4.946%, 10/22/35 (10) 290,000 295
JPMorgan Chase, VR, 5.04%, 1/23/28 (10) 245,000 248
JPMorgan Chase, VR, 5.103%, 4/22/31 (10) 150,000 155
JPMorgan Chase, VR, 5.336%, 1/23/35 (10) 225,000 235
Kentucky Utilities, 5.85%, 8/15/55  40,000 41
Kraft Heinz Foods, 5.00%, 6/4/42  59,000 55
Las Vegas Sands, 3.50%, 8/18/26  210,000 209
Louisville Gas & Electric, 5.85%, 8/15/55  40,000 41
Lowe's, 4.25%, 4/1/52  120,000 96
Lowe's, 5.625%, 4/15/53  60,000 59
LPL Holdings, 5.65%, 3/15/35  185,000 189
LPL Holdings, 5.75%, 6/15/35  193,000 199
Magna International, 5.875%, 6/1/35  50,000 53
Mars, 5.20%, 3/1/35 (1) 380,000 392
Mars, 5.65%, 5/1/45 (1) 275,000 281
Marvell Technology, 2.95%, 4/15/31  322,000 299
Marvell Technology, 4.75%, 7/15/30  55,000 56
Marvell Technology, 5.45%, 7/15/35  245,000 253
Meta Platforms, 4.875%, 11/15/35  265,000 267
Meta Platforms, 5.50%, 11/15/45  325,000 324
Meta Platforms, 5.625%, 11/15/55  1,340,000 1,331
Minera Mexico, 5.625%, 2/12/32 (1) 590,000 609
Morgan Stanley, VR, 5.123%, 2/1/29 (10) 1,095,000 1,119
Morgan Stanley, VR, 5.173%, 1/16/30 (10) 385,000 396
Morgan Stanley, VR, 5.32%, 7/19/35 (10) 92,000 96
Morgan Stanley, VR, 5.664%, 4/17/36 (10) 180,000 190
Motorola Solutions, 5.40%, 4/15/34  180,000 187
Motorola Solutions, 5.55%, 8/15/35  380,000 396
MPLX, 5.00%, 1/15/33  225,000 226
MPLX, 6.20%, 9/15/55  175,000 176
Netflix, 4.625%, 5/15/29 (EUR)  655,000 805
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 245,000 246
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 235,000 232
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 368,000 379
NRG Energy, 4.45%, 6/15/29 (1) 195,000 194
NTT Finance, 4.876%, 7/16/30 (1) 200,000 204

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NTT Finance, 5.171%, 7/16/32 (1) 200,000 206
NTT Finance, 5.502%, 7/16/35 (1) 200,000 209
NXP, 3.125%, 2/15/42  272,000 201
NXP, 3.25%, 11/30/51  827,000 555
NXP, 3.40%, 5/1/30  475,000 457
NXP, 4.30%, 6/18/29  119,000 119
Occidental Petroleum, 6.05%, 10/1/54  210,000 203
Occidental Petroleum, 8.875%, 7/15/30  960,000 1,110
ONEOK, 6.05%, 9/1/33  407,000 433
Oracle, 4.80%, 9/26/32  165,000 162
Oracle, 5.20%, 9/26/35  210,000 205
Oracle, 5.95%, 9/26/55  1,027,000 954
Orbia Advance Corp., 6.80%, 5/13/30 (1) 380,000 379
Pacific Gas & Electric, 3.50%, 8/1/50  144,000 99
Pacific Gas & Electric, 4.95%, 7/1/50  140,000 121
Pacific Gas & Electric, 5.00%, 6/4/28  175,000 177
Pacific Gas & Electric, 5.05%, 10/15/32  315,000 317
Pacific Gas & Electric, 5.90%, 10/1/54  81,000 79
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 935,000 990
Paychex, 5.60%, 4/15/35  145,000 152
Philip Morris International, 4.625%, 10/29/35  395,000 389
PNC Financial Services Group, VR, 5.373%, 7/21/36 (10) 135,000 139
PNC Financial Services Group, VR, 5.575%, 1/29/36 (10) 200,000 210
Prologis Targeted U.S. Logistics Fund, 4.25%, 1/15/31 (1) 200,000 199
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 215,000 211
PSEG Power, 5.20%, 5/15/30 (1) 45,000 46
Public Service of Oklahoma, 5.45%, 1/15/36  475,000 490
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 540,000 445
Realty Income, 5.125%, 4/15/35  65,000 66
Regal Rexnord, 6.05%, 4/15/28  380,000 393
Reinsurance Group of America, 6.00%, 9/15/33  455,000 487
Revvity, 1.90%, 9/15/28  138,000 129
Revvity, 2.25%, 9/15/31  190,000 167
RGA Global Funding, 5.00%, 8/25/32 (1) 260,000 261
Rogers Communications, 5.00%, 2/15/29  469,000 478
Rogers Communications, 5.30%, 2/15/34  525,000 533
Ross Stores, 1.875%, 4/15/31  480,000 422
RTX, 2.82%, 9/1/51  60,000 38
RTX, 5.15%, 2/27/33  139,000 145
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 110,000 112
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 200,000 205
Santander Holdings USA, VR, 5.473%, 3/20/29 (10) 230,000 234
Sartorius Finance, 4.875%, 9/14/35 (EUR)  400,000 493

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SBA Tower Trust, 1.84%, 4/15/27 (1) 560,000 541
SBA Tower Trust, 2.328%, 1/15/28 (1) 150,000 143
SBA Tower Trust, 2.593%, 10/15/31 (1) 455,000 407
SBA Tower Trust, 4.831%, 10/15/29 (1) 420,000 423
Segro Capital, 1.875%, 3/23/30 (EUR)  190,000 211
Smurfit Westrock Financing, 5.418%, 1/15/35  200,000 206
Snam, 5.75%, 5/28/35 (1) 200,000 210
Snam, 6.50%, 5/28/55 (1) 200,000 216
Societe Generale, 7.367%, 1/10/53 (1) 350,000 380
Societe Generale, VR, 2.797%, 1/19/28 (1)(10) 393,000 386
Societe Generale, VR, 5.50%, 4/13/29 (1)(10) 395,000 404
Societe Generale, VR, 6.691%, 1/10/34 (1)(10) 355,000 388
Solventum, 5.90%, 4/30/54  371,000 380
Southern California Gas, 5.45%, 6/15/35  185,000 193
Southern Gas Capital, Series A, 4.05%, 9/15/28  35,000 35
Southern Gas Capital, Series B, 5.10%, 9/15/35  130,000 132
Southern Power, Series B, 4.90%, 10/1/35  120,000 119
Sprint Capital, 6.875%, 11/15/28  540,000 582
Sprint Capital, 8.75%, 3/15/32  395,000 481
Standard Chartered, VR, 6.301%, 1/9/29 (1)(10) 200,000 208
State Street, VR, 4.784%, 10/23/36 (10) 100,000 100
Sutter Health, 5.164%, 8/15/33  135,000 140
Sutter Health, Series 2025, 5.213%, 8/15/32  75,000 78
Sutter Health, Series 2025, 5.537%, 8/15/35  265,000 280
Suzano Netherlands, 5.50%, 1/15/36  210,000 209
Synopsys, 4.85%, 4/1/30  280,000 286
Synopsys, 5.70%, 4/1/55  290,000 290
T-Mobile USA, 3.50%, 4/15/31  325,000 312
T-Mobile USA, 4.625%, 1/15/33  595,000 594
T-Mobile USA, 5.05%, 7/15/33  570,000 584
T-Mobile USA, 5.70%, 1/15/56  390,000 386
T-Mobile USA, 5.875%, 11/15/55  180,000 183
Targa Resources, 5.65%, 2/15/36  135,000 139
Targa Resources, 6.125%, 5/15/55  65,000 65
Targa Resources, 6.15%, 3/1/29  159,000 168
Targa Resources Partners, 5.50%, 3/1/30  600,000 609
Texas Instruments, 5.10%, 5/23/35  385,000 398
Thermo Fisher Scientific, 4.894%, 10/7/37  355,000 356
Time Warner Cable, 6.55%, 5/1/37  33,000 34
Time Warner Cable, 6.75%, 6/15/39  170,000 172
Time Warner Cable, 7.30%, 7/1/38  50,000 53
Toronto-Dominion Bank, 4.928%, 10/15/35  230,000 232
TotalEnergies Capital International, 3.127%, 5/29/50  183,000 125

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TotalEnergies Capital International, 3.461%, 7/12/49  165,000 119
Toyota Motor Credit, 4.05%, 9/5/28  380,000 382
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 50,000 51
Transcontinental Gas Pipe Line, 5.10%, 3/15/36 (1) 150,000 152
Transcontinental Gas Pipe Line, 5.75%, 3/15/56 (1) 105,000 105
Uber Technologies, 4.30%, 1/15/30  450,000 453
Uber Technologies, 4.50%, 8/15/29 (1) 419,000 418
Uber Technologies, 4.80%, 9/15/34  63,000 63
Uber Technologies, 4.80%, 9/15/35  315,000 315
UnitedHealth Group, 4.50%, 4/15/33  420,000 418
UnitedHealth Group, 5.30%, 6/15/35  180,000 187
UnitedHealth Group, 5.95%, 6/15/55  105,000 110
Verisk Analytics, 5.125%, 2/15/36  185,000 187
Verizon Communications, 5.00%, 1/15/36  190,000 189
Verizon Communications, 5.875%, 11/30/55  450,000 451
Vistra Operations, 5.70%, 12/30/34 (1) 11,000 11
Vistra Operations, 6.00%, 4/15/34 (1) 130,000 137
Vistra Operations, 6.95%, 10/15/33 (1) 510,000 569
Volkswagen Group of America Finance, 4.55%, 9/11/28 (1) 200,000 201
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  70,000 83
Wells Fargo, VR, 5.15%, 4/23/31 (10) 957,000 989
Wynnton Funding Trust, 5.251%, 8/15/35 (1) 195,000 198
Total Corporate Bonds (Cost $95,467) 96,802
EQUITY FUNDS  10.5%
T. Rowe Price Institutional Emerging Markets Equity Fund (4) 1,649,023 65,944
T. Rowe Price Multi-Strategy Total Return Fund - I Class (4) 10,403,818 91,554
T. Rowe Price Real Assets Fund - I Class (4) 3,080,109 54,302
Total Equity Funds (Cost $185,953) 211,800
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.6%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 450,000 456
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 230,000 235
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 400,000 410
Corp. Andina de Fomento, VR, 6.75% (1)(10)(12) 200,000 205
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 400,000 407
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 267,437 280
Government of Hungary, Series 35/A, 7.00%, 10/24/35 (HUF)  865,000,000 2,630
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 220,000 225
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 940,000 966

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ma'aden Sukuk, 5.50%, 2/13/35 (1) 310,000 323
Petroleos Mexicanos, 5.95%, 1/28/31  410,000 396
Petroleos Mexicanos, 7.69%, 1/23/50  225,000 201
Petroleos Mexicanos, 8.75%, 6/2/29  595,000 635
Republic of Bulgaria, Series 13Y, 4.125%, 5/7/38 (EUR)  480,000 571
Republic of Peru, 6.20%, 6/30/55  410,000 429
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 220,000 260
Republic of Romania, 5.75%, 9/16/30 (1) 670,000 688
Republic of Romania, 6.625%, 5/16/36 (1) 570,000 589
State of Israel, Series 10Y, 5.50%, 3/12/34  418,000 434
State of Israel, Series 10Y, 5.625%, 2/19/35 (6) 507,000 531
State of Kuwait, 4.652%, 10/9/35 (1) 270,000 271
Total Foreign Government Obligations & Municipalities
(Cost $10,868) 11,142
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  65,000 71
71
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  64,286 70
70
Total Municipal Securities (Cost $136) 141
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.8%
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO,
STEP, 2.881%, 12/25/66 (1) 217,209 207
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  195,000 206
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.233%, 11/15/34 (1) 235,000 3
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class A,
ARM, 4.83%, 10/10/42 (1) 145,000 146
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 553,867 511
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 5.252%, 12/15/39 (1) 349,157 347
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 5.60%, 5/15/41 (1) 692,408 693
BX Commercial Mortgage Trust, Series 2024-SLCT, Class A,
ARM, 1M TSFR + 1.323%, 5.282%, 1/15/42 (1) 300,000 300
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.359%, 6/15/35 (1) 125,000 125

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 54,838 49
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 171,931 149
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  248,258 248
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 5.601%, 8/15/41 (1) 395,000 394
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO,
STEP, 5.509%, 7/25/70 (1) 247,996 250
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 188,761 190
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 4.919%, 3/25/50 (1) 120,564 115
FREMF Mortgage Trust, Series 2016-K60, Class B, ARM,
3.663%, 12/25/49 (1) 750,000 741
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 21,604 20
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 11,676 11
GCAT Trust, Series 2021-NQM1, Class A1, CMO, ARM,
0.874%, 1/25/66 (1) 182,237 164
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 271,187 272
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 6.036%, 7/25/44 (1) 2,790 3
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.907%, 10/25/50 (1) 185,062 162
GS Mortgage-Backed Securities Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 102,698 103
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 332,770 335
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 226,659 228
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A,
ARM, 5.649%, 1/13/40 (1) 410,000 426
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 125,598 107
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 190,000 180
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 65,138 59
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 75,423 69
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.571%, 12/25/50 (1) 274,108 246

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 65,007 59
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 2,234 2
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 5,227 5
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.224%, 6/25/50 (1) 285,878 253
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 239,058 240
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (1) 340,769 343
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.55%, 5/15/41 (1) 265,000 264
MFA Trust, Series 2022-INV2, Class A1, CMO, STEP, 4.95%,
7/25/57 (1) 331,178 330
MFA Trust, Series 2025-NQM4, Class A1F, CMO, ARM,
SOFR30A + 1.20%, 5.272%, 8/25/70 (1) 307,208 308
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 97,541 98
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 92,772 93
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 253,286 210
New Residential Mortgage Loan Trust, Series 2025-NQM3,
Class A1, CMO, ARM, 5.53%, 5/25/65 (1) 165,618 168
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 262,881 265
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.455%, 11/5/41 (1) 125,000 124
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%,
1/25/60 (1) 102,804 91
OBX Trust, Series 2025-NQM15, Class A1, CMO, STEP,
5.143%, 7/27/65 (1) 158,228 159
OBX Trust, Series 2025-NQM15, Class A1F, CMO, ARM,
SOFR30A + 1.15%, 5.222%, 7/27/65 (1) 163,023 163
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (CAD) (1) 1,640,049 1,177
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 187,354 189
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.351%, 5/15/39 (1) 555,000 555
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.434%, 4/25/43  113,231 110
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.785%, 8/25/47 (1) 193,721 185

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 26,342 25
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 7,943 7
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 23,518 22
Starwood Mortgage Residential Trust, Series 2022-1, Class A1,
CMO, ARM, 2.447%, 12/25/66 (1) 344,447 313
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.322%, 5/25/44 (1) 241,155 242
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 5.069%, 10/25/59 (1) 120,135 120
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO,
ARM, 4.788%, 6/25/65 (1) 337,874 341
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.788%, 6/25/65 (1) 175,880 176
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.55%, 6/15/39 (1) 295,000 295
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 336,049 280
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 167,017 146
Verus Securitization Trust, Series 2025-8, Class A1F, CMO,
ARM, SOFR30A + 1.15%, 5.222%, 9/25/70 (1) 384,838 385
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 315,000 315
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE,
Class C, ARM, 1M TSFR + 2.014%, 5.973%, 2/15/40 (1) 264,000 264
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $15,836) 15,381
PRIVATE INVESTMENT COMPANIES  7.4%
Blackstone Partners Offshore Fund, Series E1 (5)(7) 52,567 149,822
Total Private Investment Companies (Cost $95,262) 149,822
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  4.7%
U.S. Government Agency Obligations  3.7%
Federal Home Loan Mortgage
2.50%, 4/1/30  67,844 66
3.00%, 12/1/42 - 4/1/47  384,131 356
3.50%, 8/1/42 - 3/1/44  344,041 330
4.00%, 8/1/40 - 9/1/45  264,481 259

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.50%, 6/1/39 - 10/1/41  197,043 201
5.00%, 8/1/35 - 8/1/40  132,627 137
5.50%, 10/1/38  44,325 46
6.00%, 10/1/32 - 8/1/38  33,907 36
6.50%, 9/1/34  7,878 8
7.00%, 4/1/32 - 6/1/32  1,585 2
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.317%, 10/1/36  593 1
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  2,806 3
RFUCCT1Y + 1.911%, 6.538%, 12/1/36  2,193 2
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  2,432 3
RFUCCT1Y + 2.032%, 6.604%, 11/1/36  6,355 7
RFUCCT1Y + 2.069%, 6.988%, 2/1/37  2,192 2
Federal Home Loan Mortgage, CMO, IO
1.50%, 1/25/51  755,316 75
2.00%, 2/25/51  982,080 130
2.50%, 7/25/50  2,070,895 356
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  165,895 151
2.00%, 8/1/36 - 5/1/52  3,993,782 3,313
2.50%, 3/1/42 - 5/1/52  3,200,892 2,767
3.00%, 5/1/31 - 1/1/52  937,126 867
3.50%, 6/1/35 - 11/1/50  786,217 746
4.00%, 8/1/37 - 2/1/50  527,503 515
4.50%, 5/1/50 - 10/1/53  1,204,774 1,184
5.00%, 10/1/52 - 10/1/55  1,226,797 1,232
5.50%, 8/1/53 - 10/1/55  2,519,618 2,570
6.00%, 6/1/54 - 8/1/55  2,980,737 3,064
6.50%, 8/1/54 - 9/1/55  996,932 1,036
Federal National Mortgage Assn.
3.00%, 2/1/44  4,499 4
3.50%, 6/1/42 - 5/1/46  454,891 435
4.00%, 11/1/40  134,782 134
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.857%,
6.501%, 8/1/36  4,447 5
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  267,897 34
2.50%, 5/25/47  1,165,605 153
6.50%, 2/25/32  709 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  693,954 602
2.00%, 9/1/36 - 5/1/52  12,021,720 10,088
2.50%, 8/1/30 - 9/1/52  8,132,096 7,086

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.00%, 1/1/27 - 7/1/50  4,655,502 4,318
3.50%, 2/1/35 - 1/1/52  2,578,097 2,452
4.00%, 11/1/40 - 12/1/52  2,247,741 2,198
4.50%, 7/1/39 - 5/1/50  1,492,094 1,496
5.00%, 3/1/34 - 9/1/53  2,178,968 2,206
5.50%, 12/1/34 - 11/1/55  4,807,490 4,899
6.00%, 3/1/33 - 10/1/55  4,369,855 4,521
6.50%, 7/1/32 - 8/1/55  1,842,075 1,915
7.00%, 1/1/31 - 7/1/32  1,167 1
UMBS, TBA (13)
2.00%, 12/1/40 - 12/1/55  5,490,000 4,489
2.50%, 12/1/55  3,450,000 2,935
3.00%, 12/1/55  1,160,000 1,030
3.50%, 12/1/55  2,075,000 1,919
4.00%, 12/1/55  1,230,000 1,171
4.50%, 12/1/55  480,000 470
5.00%, 12/1/55  670,000 669
74,695
U.S. Government Obligations  1.0%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  223,529 203
2.00%, 1/20/51 - 3/20/52  2,668,843 2,223
2.50%, 8/20/50 - 12/20/51  3,357,005 2,915
3.00%, 7/15/43 - 6/20/52  2,059,033 1,871
3.50%, 8/20/42 - 7/20/52  1,524,477 1,425
4.00%, 2/20/41 - 10/20/52  1,822,059 1,752
4.50%, 11/20/39 - 4/20/53  1,183,898 1,182
5.00%, 7/20/39 - 6/20/49  788,894 805
5.50%, 1/20/36 - 3/20/49  398,875 412
6.00%, 4/15/36 - 11/20/52  393,952 405
7.00%, 2/20/27  262 —
7.50%, 6/15/32  2,515 3
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  47,892 45
3.50%, 10/20/50  250,000 216
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  6,210,450 726
2.50%, 6/20/51  2,986,212 424
3.50%, 5/20/43  40,000 6
4.00%, 2/20/43  25,803 4
Government National Mortgage Assn., TBA (13)
4.50%, 12/20/54  1,520,000 1,486
5.00%, 12/20/55  2,250,000 2,247

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.50%, 12/20/55  1,475,000 1,490
6.00%, 12/20/55  195,000 199
20,039
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $97,483) 94,734
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  5.9%
U.S. Treasury Obligations  5.9%
U.S. Treasury Bonds, 1.125%, 5/15/40  865,000 559
U.S. Treasury Bonds, 3.25%, 5/15/42  550,000 467
U.S. Treasury Bonds, 3.375%, 8/15/42 (14) 8,620,000 7,427
U.S. Treasury Bonds, 3.875%, 2/15/43  4,330,000 3,973
U.S. Treasury Bonds, 4.00%, 11/15/42  7,635,000 7,134
U.S. Treasury Bonds, 4.125%, 8/15/44  915,000 858
U.S. Treasury Bonds, 4.125%, 8/15/53  785,000 716
U.S. Treasury Bonds, 4.25%, 2/15/54  4,275,000 3,982
U.S. Treasury Bonds, 4.25%, 8/15/54 (14) 5,620,000 5,233
U.S. Treasury Bonds, 4.375%, 8/15/43  2,890,000 2,817
U.S. Treasury Bonds, 4.50%, 2/15/44 (14) 11,300,000 11,166
U.S. Treasury Bonds, 4.50%, 11/15/54  8,860,000 8,606
U.S. Treasury Bonds, 4.625%, 11/15/44  3,140,000 3,142
U.S. Treasury Bonds, 4.75%, 11/15/43  2,095,000 2,138
U.S. Treasury Notes, 0.625%, 12/31/27  1,100,000 1,037
U.S. Treasury Notes, 1.50%, 1/31/27  830,000 810
U.S. Treasury Notes, 3.25%, 6/30/27  1,280,000 1,274
U.S. Treasury Notes, 3.50%, 2/15/33  1,080,000 1,059
U.S. Treasury Notes, 3.625%, 8/31/29  4,715,000 4,728
U.S. Treasury Notes, 3.875%, 11/30/27  4,545,000 4,577
U.S. Treasury Notes, 3.875%, 4/30/30 (14) 5,520,000 5,587
U.S. Treasury Notes, 3.875%, 8/15/34  1,115,000 1,110
U.S. Treasury Notes, 4.00%, 10/31/29  2,550,000 2,591
U.S. Treasury Notes, 4.00%, 3/31/30  1,720,000 1,749
U.S. Treasury Notes, 4.00%, 1/31/31  3,225,000 3,280
U.S. Treasury Notes, 4.00%, 2/15/34  1,545,000 1,558
U.S. Treasury Notes, 4.125%, 9/30/27  250,000 253
U.S. Treasury Notes, 4.125%, 10/31/27  415,000 420
U.S. Treasury Notes, 4.125%, 10/31/29  280,000 286
U.S. Treasury Notes, 4.25%, 1/31/30  3,640,000 3,736
U.S. Treasury Notes, 4.375%, 11/30/28  1,820,000 1,865
U.S. Treasury Notes, 4.375%, 12/31/29  6,465,000 6,663
U.S. Treasury Notes, 4.375%, 11/30/30  5,360,000 5,544
U.S. Treasury Notes, 4.375%, 5/15/34  6,420,000 6,638

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.625%, 9/30/28  2,070,000 2,133
U.S. Treasury Notes, 4.625%, 2/15/35  3,915,000 4,113
119,229
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $119,324) 119,229
SHORT-TERM INVESTMENTS  4.9%
Money Market Funds  4.9%
T. Rowe Price Government Reserve Fund, 4.02% (4)(15) 99,088,910 99,089
Total Short-Term Investments (Cost $99,089) 99,089
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.99% (4)(15) 3,605,557 3,606
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 3,606
Total Securities Lending Collateral (Cost $3,606) 3,606
Total Investments in Securities
100.6% of Net Assets
(Cost $1,654,357) $ 2,028,230
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $73,244 and represents 3.6% of net assets.
(2) All or a portion of this loan is unsettled as of November 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) SEC 30-day yield
(4) Affiliated Companies
(5) Non-income producing
(6) See Note 4. All or a portion of this security is on loan at November 30, 2025.
(7) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,863 and represents 0.2% of net assets.
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12) Perpetual security with no stated maturity date.
(13) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $18,105 and represents 0.9% of net assets.
(14) At November 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
HKD Hong Kong Dollar
HUF Hungarian Forint
ICP Chilean Average Chamber Index
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Put,
12/19/25 @ $6,325.00 94 64,381 (91)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Call,
12/19/25 @ $81.00 777 6,293 (10)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/19/25 @ $79.00 777 6,293 (9)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
12/19/25 @ $80.00 776 6,285 (78)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/19/25 @ $80.00 776 6,285 (23)
Total Options Written (Premiums $(436)) $ (211)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 19,400 759 723 36
Total Bilateral Credit Default Swaps, Protection
Sold 723 36
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 96 2 2 —
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.435% (SOFR + 0.48%) at
Maturity, 2/23/26 149 3 2 1
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.435% (SOFR
+ 0.48%) at Maturity, 2/23/26 35 — — —
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 32 — — —
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 44 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.435% (SOFR + 0.48%) at
Maturity, 2/23/26 236 7 5 2
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 148 2 2 —
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 90 1 1 —

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 30 — — —
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 48 — — —
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.435% (SOFR + 0.48%) at
Maturity, 2/23/26 42 1 1 —
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 45 1 1 —
Total Bilateral Total Return Swaps 14 4
Total Bilateral Swaps 737 40
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/30 31,287 765 724 41
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 * 969 (8) 11 (19)
Protection Sold (Relevant Credit: SES,
Baa3*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 (EUR) * 517 (22) (18) (4)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 18
Interest Rate Swaps (0.0)%
2 Year Interest Rate Swap, Receive
Fixed 4.520% Semi-Annually, Pay
Variable (0.755)% (ICP) Semi-Annually,
10/2/27 (CLP) 5,069,111 6 — 6

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
2 Year Interest Rate Swap, Receive
Fixed 4.533% Semi-Annually, Pay
Variable (0.768)% (ICP) Semi-Annually,
10/1/27 (CLP) 4,572,339 7 — 7
5 Year Interest Rate Swap, Pay Fixed
4.218% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/22/30 (PLN) 8,772 (35) — (35)
5 Year Interest Rate Swap, Pay Fixed
4.228% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/21/30 (PLN) 8,296 (34) — (34)
Total Centrally Cleared Interest Rate Swaps (56)
Total Centrally Cleared Swaps (38)
Net payments (receipts) of variation margin to date 32
Variation margin receivable (payable) on centrally cleared swaps $ (6)
* Credit ratings as of November 30, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $61.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/16/26 MXN 17,775 USD 956 $ 10
Bank of America 1/16/26 USD 962 MXN 17,775 (4)
Bank of America 1/23/26 CHF 648 USD 818 (6)
Bank of America 2/20/26 USD 982 GBP 745 (4)
Barclays Bank 2/20/26 USD 976 GBP 745 (10)
Canadian Imperial Bank
of Commerce 1/16/26 USD 674 HUF 228,175 (18)
Citibank 1/16/26 USD 671 HUF 228,164 (21)
Deutsche Bank 1/16/26 USD 336 HUF 114,248 (11)
Goldman Sachs 2/20/26 USD 1,365 EUR 1,180 (10)
JPMorgan Chase 1/16/26 HUF 60,550 USD 181 3
JPMorgan Chase 1/16/26 USD 336 HUF 114,108 (9)
JPMorgan Chase 2/20/26 EUR 405 USD 469 3
JPMorgan Chase 2/20/26 USD 201 EUR 172 —
Morgan Stanley 2/20/26 USD 590 EUR 507 —
RBC Dominion
Securities 1/23/26 USD 1,358 CHF 1,080 4
RBC Dominion
Securities 1/26/26 USD 991 CAD 1,380 —
RBC Dominion
Securities 2/6/26 CLP 540,935 USD 573 10
Standard Chartered 1/26/26 USD 1,177 CAD 1,640 —
State Street 1/16/26 USD 748 HUF 254,875 (25)
Toronto-Dominion Bank 1/26/26 USD 985 CAD 1,380 (6)
Toronto-Dominion Bank 2/20/26 USD 5,863 EUR 5,029 2
UBS Investment Bank 1/23/26 CHF 432 USD 545 (4)
UBS Investment Bank 2/20/26 USD 1,370 EUR 1,180 (5)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (101)

T. ROWE PRICE Spectrum Conservative Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 44 Euro BOBL contracts 12/25 (6,022) $ (8)
Short, 18 Euro BTP contracts 12/25 (2,535) (57)
Short, 10 Euro BUND contracts 12/25 (1,495) (11)
Short, 21 MSCI EAFE Index contracts 12/25 (2,960) (28)
Short, 34 S&P 500 E-Mini Index contracts 12/25 (11,661) (403)
Short, 7 Government of Canada five year bond
contracts 3/26 (573) (1)
Long, 316 U.S. Treasury Notes five year contracts 3/26 34,686 17
Long, 45 U.S. Treasury Notes ten year contracts 3/26 5,100 1
Long, 235 U.S. Treasury Notes two year contracts 3/26 49,082 (13)
Short, 66 Ultra U.S. Treasury Bonds contracts 3/26 (7,982) (52)
Short, 90 Ultra U.S. Treasury Notes ten year
contracts 3/26 (10,458) (5)
Net payments (receipts) of variation margin to date 498
Variation margin receivable (payable) on open futures contracts $ (62)

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.56%  $ — $ (3,481) $ 2,892
T. Rowe Price Emerging Markets Bond Fund -
I Class, 5.70%  — 6,875 2,929
T. Rowe Price Inflation Protected Bond Fund - I
Class, 4.71%  — (77) 490
T. Rowe Price Institutional Emerging Markets
Equity Fund  (68) 11,941 —
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.75%  — (81) 1,324
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.34%  — 924 2,863
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.20%  — 418 2,110
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 4.11%  — (127) 343
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  (4,839) 1,639 6,525
T. Rowe Price Real Assets Fund - I Class  913 8,781 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.62%  — 944 438
T. Rowe Price Government Reserve Fund,
4.02% — — 133++
T. Rowe Price Treasury Reserve Fund, 3.99% — — 1,889++
Totals $ (3,994)# $ 27,756 $ 21,936+

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.56%  $ 109,339 $ 5,843 $ — $ 111,701
T. Rowe Price Emerging
Markets Bond Fund - I Class,
5.70%  89,998 2,914 — 99,787
T. Rowe Price Inflation
Protected Bond Fund - I Class,
4.71%  11,192 476 — 11,591
T. Rowe Price Institutional
Emerging Markets Equity
Fund  57,071 — 3,068 65,944
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.75%  36,068 1,317 — 37,304
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.34%  80,579 5,797 — 87,300
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.20%  114,661 6,098 — 121,177
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 4.11%  8,587 333 — 8,793
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  116,080 6,525 32,690 91,554
T. Rowe Price Real Assets
Fund - I Class  51,413 — 5,892 54,302
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.62%  20,536 431 — 21,911
T. Rowe Price Government
Reserve Fund, 4.02% 5,021  ¤  ¤ 99,089
T. Rowe Price Treasury
Reserve Fund, 3.99% 91,950  ¤  ¤ 3,606
Total $ 814,059^

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $21,936 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $823,577.

T. ROWE PRICE Spectrum Conservative Allocation Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,654,357) $ 2,028,230
Interest and dividends receivable 3,754
Receivable for investment securities sold 1,544
Receivable for shares sold 837
Foreign currency (cost $831) 832
Bilateral swap premiums paid 737
Cash 153
Unrealized gain on bilateral swaps 40
Unrealized gain on forward currency exchange contracts 32
Other assets 5,970
Total assets 2,042,129
Liabilities
Payable for investment securities purchased 21,065
Obligation to return securities lending collateral 3,610
Payable for shares redeemed 468
Investment management fees payable 364
Options written (premiums $436) 211
Unrealized loss on forward currency exchange contracts 133
Due to affiliates 89
Variation margin payable on futures contracts 62
Variation margin payable on centrally cleared swaps 6
Payable to directors 1
Other liabilities 434
Total liabilities 26,443
Commitments and Contingent Liabilities (note 7)
NET ASSETS $ 2,015,686

T. ROWE PRICE Spectrum Conservative Allocation Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 404,739
Paid-in capital applicable to 94,099,655 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 1,610,947
NET ASSETS $ 2,015,686
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $978,012; Shares outstanding: 45,637,366) $ 21.43
I Class
(Net assets: $1,037,674; Shares outstanding: 48,462,289) $ 21.41

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $60) $ 26,268
.
  Interest 8,376
Securities lending 12
Total income 34,656
Expenses
Investment management 4,289
Shareholder servicing
Investor Class $ 745
I Class 128 873
Prospectus and shareholder reports
Investor Class 17
I Class 6 23
Custody and accounting 192
Legal and audit 44
Registration 37
Directors 3
Miscellaneous 10
Waived / paid by Price Associates (2,217)
Total expenses 3,254
Net investment income 31,402

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 41,687
Futures (445)
Swaps (63)
Options written 1,389
Forward currency exchange contracts (250)
Foreign currency transactions 28
Net realized gain 42,346
Change in net unrealized gain / loss
Securities 74,340
Futures (620)
Swaps (252)
Options written 181
Forward currency exchange contracts (8)
TBA Sales Commitments (12)
Other assets and liabilities denominated in foreign currencies (13)
Change in net unrealized gain / loss 73,616
Net realized and unrealized gain / loss 115,962
INCREASE IN NET ASSETS FROM OPERATIONS $ 147,364

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 31,402 $ 60,472
Net realized gain 42,346 53,830
Change in net unrealized gain / loss 73,616 23,812
Increase in net assets from operations 147,364 138,114
Distributions to shareholders
Net earnings
Investor Class (12,682) (37,968)
I Class (13,306) (36,967)
Decrease in net assets from distributions (25,988) (74,935)
Capital share transactions
*
Shares sold
Investor Class 58,301 132,359
I Class 77,247 209,966
Distributions reinvested
Investor Class 12,127 36,332
I Class 12,774 35,557
Shares redeemed
Investor Class (110,785) (260,649)
I Class (79,343) (181,154)
Decrease in net assets from capital share
transactions (29,679) (27,589)

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Net Assets
Increase during period 91,697 35,590
Beginning of period 1,923,989 1,888,399
End of period $ 2,015,686 $ 1,923,989
*Share information (000s)
Shares sold
Investor Class 2,803 6,639
I Class 3,691 10,592
Distributions reinvested
Investor Class 587 1,841
I Class 618 1,804
Shares redeemed
Investor Class (5,304) (13,108)
I Class (3,811) (9,114)
Decrease in shares outstanding (1,416) (1,346)

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Conservative
Allocation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund has two classes of shares: the Spectrum
Conservative Allocation Fund (Investor Class) and the Spectrum Conservative
Allocation Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes

T. ROWE PRICE Spectrum Conservative Allocation Fund

reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as

T. ROWE PRICE Spectrum Conservative Allocation Fund

disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Conservative Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE Spectrum Conservative Allocation Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair

T. ROWE PRICE Spectrum Conservative Allocation Fund

value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Spectrum Conservative Allocation Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 370,402 $ — $ 370,402
Bond Funds 499,564 — — 499,564
Common Stocks 524,584 165,219 1,129 690,932
Convertible Preferred Stocks 461 — 2,554 3,015
Equity Funds 211,800 — — 211,800
Private Investment
Companies — — 149,822 149,822
Short-Term Investments 99,089 — — 99,089
Securities Lending Collateral 3,606 — — 3,606
Total Securities 1,339,104 535,621 153,505 2,028,230
Swaps* — 831 — 831
Forward Currency Exchange
Contracts — 32 — 32
Futures Contracts* 18 — — 18
Total $ 1,339,122 $ 536,484 $ 153,505 $ 2,029,111
Liabilities
Options Written $ — $ 211 $ — $ 211
Swaps* — 92 — 92
Forward Currency Exchange
Contracts — 133 — 133
Futures Contracts* 578 — — 578
Total $ 578 $ 436 $ — $ 1,014
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
November 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at November 30, 2025, totaled $2,642,000 for the six months ended November 30, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
11/30/25
Investment in Securities
Common Stocks $ 517 $ 139 $ 552 $ (79) $ 1,129
Convertible Bonds 44 28 — (72) —
Convertible Preferred Stocks 1,880 561 278 (165) 2,554
Private Investment Companies 124,771 7,051 30,000 (12,000) 149,822
Total $ 127,212 $ 7,779 $ 30,830 $ (12,316) $ 153,505

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 1,129 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
dilution
15% 15% Decrease
Market
comparable
Private
company
valuation
—# —# —#
Enterprise
value to sales
multiple
2.0x 2.0x Increase
Enterprise
value to gross
profit multiple
4.9x 4.9x Increase
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 2,554 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
uncertainty
5% 5% Decrease
Discount for
dilution
15% 15% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Probability
for potential
outcome
25%
- 50%
33% Increase
Enterprise
value to sales
multiple
1.3x
- 30.7x
10.9x Increase
Sales growth
rate
15%
- 111%
54% Increase
Enterprise
value to gross
profit multiple
2.0x
- 32.3x
19.8x Increase
Gross profit
growth rate
18%
- 116%
87% Increase
Enterprise
value to
EBITDA
multiple
19.6x 19.6x Increase
Price-to-
earnings
multiple
61.1x 61.1x Increase
Premium to
public company
multiples
1%
- 79%
31% Increase
Cost of capital 30%
- 40%
35% Decrease
Rate of return 29%
- 35%
32% Decrease
Discount to
public company
multiples
20%
- 40%
27% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
recoverability
100% 100% Decrease

T. ROWE PRICE Spectrum Conservative Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value,
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% - 5% 5% Increase
Volatility 45%
- 58%
55% Increase
Private
Investment
Companies
$ 149,822 Rollforward of
Investee NAV
Estimated
return
0.13% 0.13% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures $ 31
Foreign exchange derivatives Forwards 32
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 818
*
Total $ 881
*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 216
Foreign exchange derivatives Forwards 133
Credit derivatives Centrally Cleared Swaps, Options
Written 143
Equity derivatives Futures, Options Written 522
Total $ 1,014

T. ROWE PRICE Spectrum Conservative Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (49) $ (49)
Interest rate
derivatives (240) — 843 — (556) 47
Foreign
exchange
derivatives — — — (250) — (250)
Credit
derivatives (40) 135 — — 542 637
Equity
derivatives (72) 1,254 (1,288) — — (106)
Total $ (352) $ 1,389 $ (445) $ (250) $ (63) $ 279

T. ROWE PRICE Spectrum Conservative Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 10 $ 10
Interest rate
derivatives 61 — (273) — (13) (225)
Foreign
exchange
derivatives — — — (8) — (8)
Credit
derivatives — (61) — — (249) (310)
Equity
derivatives 33 242 (347) — — (72)
Total $ 94 $ 181 $ (620) $ (8) $ (252) $ (605)
^ Options purchased are reported as securities.

T. ROWE PRICE Spectrum Conservative Allocation Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments;
both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30,
2025, securities valued at $336,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2025,

T. ROWE PRICE Spectrum Conservative Allocation Fund

collateral pledged by counterparties to the fund for bilateral derivatives consisted of $740,000 cash. As of November 30, 2025, securities valued at $4,334,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as

T. ROWE PRICE Spectrum Conservative Allocation Fund

to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 4% and 7% of net assets.
Options   The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-
traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and
Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on

T. ROWE PRICE Spectrum Conservative Allocation Fund

swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30,
2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 4% and 12% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included

T. ROWE PRICE Spectrum Conservative Allocation Fund

in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2025, the notional amount of protection sold by the fund totaled $52,256,000 (2.6% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied

T. ROWE PRICE Spectrum Conservative Allocation Fund

to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between
3% and 5% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience

T. ROWE PRICE Spectrum Conservative Allocation Fund

delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions

T. ROWE PRICE Spectrum Conservative Allocation Fund

that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2025, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management
(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying

T. ROWE PRICE Spectrum Conservative Allocation Fund

funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’s management. As of November 30, 2025, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days' prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S.
government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2025, the value of loaned securities was
$4,459,000; the aggregate value of collateral was $4,685,000 and consisted of cash collateral and related investments of $3,610,000 and U.S. government securities of $1,075,000.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $282,681,000 and $290,026,000, respectively, for the six months ended November 30, 2025. Purchases and sales of U.S. government securities aggregated $141,560,000 and $155,563,000, respectively, for the six months ended November 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $1,668,116,000. Net unrealized gain aggregated $360,747,000 at period-end, of which $446,486,000 related to appreciated investments and $85,739,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax

T. ROWE PRICE Spectrum Conservative Allocation Fund

liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Spectrum Conservative Allocation Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $65,000 remain subject to repayment by the fund at November 30, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price
Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan
Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2025, expenses incurred pursuant to these service agreements
Investor
Class I Class
Expense limitation/I Class Limit 0.79% 0.05%
Expense limitation date 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $— $(28)

T. ROWE PRICE Spectrum Conservative Allocation Fund

were $61,000 for Price Associates; $515,000 for T. Rowe Price Services, Inc.;
and $11,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the

T. ROWE PRICE Spectrum Conservative Allocation Fund

fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended
November 30, 2025, are as follows:
Total management fee waived was allocated ratably in the amounts of
$1,084,000 and $1,105,000 for the Investor Class and I Class, respectively, for the six months ended November 30, 2025.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.48% $ 267
T. Rowe Price Emerging Markets Bond Fund - I
Class 0.64% 291
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% 6
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.00% 346
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 101
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 212
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.48% 291
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 11
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 0.99% 486
T. Rowe Price Real Assets Fund - I Class 0.63% 172
T. Rowe Price U.S. Treasury Long-Term Index Fund
- I Class 0.06% 6
Total Management Fee Waived $ 2,189

T. ROWE PRICE Spectrum Conservative Allocation Fund

Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the six months ended November 30, 2025, this reimbursement amounted to $1,000, which is included in Net realized gain (loss)
on Securities in the Statement of Operations.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The

T. ROWE PRICE Spectrum Conservative Allocation Fund

extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F101-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

    (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)  A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Funds II, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026